Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Schedule of Loss Before Income Taxes	The Company’s loss before income taxes by jurisdiction consisted of:
	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Chinese mainland	(7,911,282)	(5,321,124)	(26,949,379)
Hong Kong	(69,607,124)	(9,743,991)	(22,030,473)
Cayman Islands	(380,348,160)	(104,067,740)	(101,652,195)
United states	-	-	(6,338,875)

Total	(457,866,566)	(119,132,855)	(156,970,922)

Schedule of Current Income Tax Expense and Deferred Income Tax Expense/(Benefit)	For the years ended December 31, 2021, 2022 and 2023, the current income tax expense and deferred income tax expense/(benefit) which are included in the consolidated financial statements are as follows:
	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current tax expense	1,987	3,717,490	6,260,574
Deferred tax expense/(benefit)	814,881	(601,737)	(1,255,808)

Total	816,868	3,115,753	5,004,766

Schedule of Reconciliations of the Differences Between Statutory Income Tax Rates	Reconciliations of the differences between statutory income tax rates and the Company’s effective income tax rate for the years ended December 31, 2021, 2022 and 2023 are as follows, respectively:
	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Loss before income tax expense	(457,866,566)	(119,132,855)	(156,970,922)
PRC statutory tax rate	25%	25%	25%
Income taxes benefit computed at the statutory income tax rates	(114,466,642)	(29,783,214)	(39,242,730)
Effect of income tax rate difference in other jurisdictions	95,938,603	26,845,174	26,893,417
Non-deductible expenses	39,875,743	44,471,710	3,454,770
Non-taxable income	-	(19,374,945)	-
Small-scale and low-profit enterprises tax benefit	-	(1,037,984)	-
Change in valuation allowance on deferred tax assets	(20,530,836)	(18,004,988)	13,899,309

Total	816,868	3,115,753	5,004,766

Schedule of Deferred Tax Assets and Deferred Tax Liabilities	Deferred tax assets and deferred tax liabilities
	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	86,496,942	53,929,686	48,654,043
Advertising expenses	537,546	408,763	-
Operating lease liabilities	-	1,435,780	603,937
Accrued expenses and other current liabilities	2,854,586	1,197,369	-
Less: Valuation allowance	(87,212,118)	(52,114,383)	(49,257,980)

Total deferred tax assets, net	2,676,956	4,857,215	-

Deferred tax liabilities:
Acquired intangible assets	(3,801,514)	(4,321,616)	(3,827,489)
Unrealized Income	(2,061,242)	(2,528,002)	-
Operating lease Right-of-use assets	-	(1,407,024)	-

Total deferred tax liabilities, net	(5,862,756)	(8,256,642)	(3,827,489)

Deferred tax liabilities, net	(3,185,800)	(3,399,427)	(3,827,489)

Schedule of Net Operating Loss Carry Forwards	As of December 31, 2021, 2022 and 2023, the Company had net operating loss carry forwards of approximately RMB303.2 million, RMB173.5 million and RMB135.7 million, respectively, attributable to the PRC subsidiaries and the VIEs. The loss carried forward of the PRC companies will expire during the following periods from 2022 to 2027.
	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
2022	15,587,778	-	-
2023	125,499,715	44,132,171	-
2024	82,523,087	60,945,797	60,945,797
2025	45,804,548	37,302,210	37,302,210
2026	33,803,650	23,478,321	23,478,321
2027	-	7,606,115	7,606,115
2028	-	-	6,393,258

Total	303,218,778	173,464,614	135,725,701

Schedule of Company Offsets Deferred Tax Assets and Liabilities	The Company offsets deferred tax assets and liabilities pertaining to a particular tax-paying component of the Group within a particular jurisdiction.
	As of December 31,
	2022	2023
	RMB	RMB
Classification in the consolidated balance sheets:
Deferred tax assets, net	-	-
Deferred tax liabilities, net	3,399,427	3,827,489

Schedule of Changes in Valuation Allowance	Changes in valuation allowance are as follows:
	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of the year	107,742,954	87,212,118	52,114,383
Decreases	(20,529,430)	(17,998,241)	(2,856,403)
Disposal	-	(17,092,747)	-
Expired during year	(1,406)	(6,747)	-

Balance at the end of the year	87,212,118	52,114,383	49,257,980

Schedule of Reconciliation of Unrecognized Tax Benefits From Continuing Operations	A reconciliation of unrecognized tax benefits from continuing operations is as follows:
	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
Unrecognized tax benefits, beginning of year	-	-	3,417,532
Increases	-	3,417,532	-
Decrease	-	-	(3,417,532)

Unrecognized tax benefits, end of year	-	3,417,532	-